SUPPLEMENT TO THE CURRENTLY EFFECTIVE STATEMENT OF ADDITIONAL INFORMATION OF EACH OF THE LISTED FUNDS

Xtrackers California Municipal Bond ETF (CA)
Xtrackers Cybersecurity Select Equity ETF (PSWD)
Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF (EMCR)
Xtrackers FTSE Developed ex US Multifactor ETF (DEEF)
Xtrackers Harvest CSI 300 China A-Shares ETF (ASHR)
Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF (ASHS)
Xtrackers High Beta High Yield Bond ETF (HYUP)
Xtrackers International Real Estate ETF (HAUZ)
Xtrackers Low Beta High Yield Bond ETF (HYDW)
Xtrackers MSCI All World ex US Hedged Equity ETF (DBAW)
Xtrackers MSCI All World ex US High Dividend Yield Equity ETF (HDAW)
Xtrackers MSCI EAFE ESG Leaders Equity ETF (EASG)
Xtrackers MSCI EAFE Hedged Equity ETF (DBEF)
Xtrackers MSCI EAFE High Dividend Yield Equity ETF (HDEF)
Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF (EMSG)
Xtrackers MSCI Emerging Markets Hedged Equity ETF (DBEM)
Xtrackers MSCI Europe Hedged Equity ETF (DBEU)
Xtrackers MSCI Eurozone Hedged Equity ETF (DBEZ)
Xtrackers MSCI Japan Hedged Equity ETF (DBJP)
Xtrackers MSCI Kokusai Equity ETF (KOKU)
Xtrackers MSCI USA Climate Action Equity ETF (USCA)
Xtrackers MSCI USA ESG Leaders Equity ETF (USSG)
Xtrackers Municipal Infrastructure Revenue Bond ETF (RVNU)
Xtrackers Net Zero Pathway Paris Aligned US Equity ETF (USNZ)
Xtrackers Risk Managed USD High Yield Strategy ETF (HYRM)
Xtrackers RREEF Global Natural Resources ETF (NRES)
Xtrackers Russell US Multifactor ETF (DEUS)
Xtrackers Russell 1000 US Quality at a Reasonable Price ETF (QARP)
Xtrackers Semiconductor Select Equity ETF (CHPS)
Xtrackers Short Duration High Yield Bond ETF (SHYL)
Xtrackers S&P 500 Carbon Budget ETF (CBGT)
Xtrackers S&P 500 ESG ETF (SNPE)
Xtrackers S&P 500 Growth ESG ETF (SNPG)
Xtrackers S&P 500 Value ESG ETF (SNPV)
Xtrackers S&P ESG Dividend Aristocrats ETF (SNPD)
Xtrackers S&P MidCap 400 ESG ETF (MIDE)
Xtrackers S&P SmallCap 600 ESG ETF (SMLE)
Xtrackers US Green Infrastructure Select Equity ETF (UPGR)
Xtrackers USD High Yield BB-B ex Financials ETF (BHYB)
Xtrackers USD High Yield Corporate Bond ETF (HYLB)
Xtrackers USD National Critical Technologies ETF (CRTC)

Effective May 28, 2024, the following replaces similar disclosure under the sub-heading “Issuance of a Creation Unit” under the “Creation and Redemption of Creation Units” sub-section of the “PURCHASE AND REDEMPTION OF SHARES” section of each fund’s Statement of Additional Information:
Issuance of a Creation Unit. Except as provided herein, a Creation Unit will not be issued until the transfer of good title to the Trust of the Deposit Securities and the payment of the Cash Component and any other cash amounts which may be due have been completed. When (if applicable) the sub-custodian has confirmed to the Custodian that the securities included in the Fund Deposit (or the cash value thereof) have been delivered to the account of the relevant sub-custodian or sub-custodians, the Distributor and the Advisor shall be notified of such delivery and the Trust will issue and cause the delivery of the Creation Unit. Creation Units typically are issued on a “T+1 basis” (i.e., one Business Day after trade date). However, the Trust reserves the right to settle Creation Unit transactions on a basis other than T+1, including in order to accommodate non-U.S. market holiday schedules, closures and settlement cycles, to account for different treatment among non-U.S. and U.S. markets of dividend record dates and ex-dividend dates, or under such other circumstances as the Trust may agree, in its sole discretion.
The following disclosure is added under the sub-heading “Redemption Transaction Fee” under the “Creation and Redemption of Creation Units” sub-section of the “PURCHASE AND REDEMPTION OF SHARES” section of each fund’s Statement of Additional Information:
Redemptions of Creation Units are generally settled within one Business Day (i.e., “T+1”). The Trust reserves the right to settle redemption transactions on a basis other than T+1, if necessary or appropriate under the circumstances and compliant with applicable law. Delayed settlement may occur due to a number of different reasons, including, without limitation, settlement cycles for the underlying securities, unscheduled market closings, an effort to link distribution to dividend record dates and ex-dates and newly announced holidays.
Please Retain This Supplement for Future Reference
May 23, 2024
SAISTKR24-19